Commitments and contingencies - Purchase Commitments (Details) - EWC Ventures and its Subsidiaries [Member] $ in Thousands	Dec. 26, 2020 USD ($)
Purchase commitments	$ 6,549
Purchase commitments expected to be paid in fiscal year 2021	$ 6,418